YieldMax MSFT Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 16.5%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 16.5%
Microsoft Corp., Expiration: 8/7/2026; Exercise Price: $470.00	$27,883,200	600	$367,500
Microsoft Corp., Expiration: 8/7/2026; Exercise Price: $467.50	52,048,640	1,120	803,600
Microsoft Corp., Expiration: 8/7/2026; Exercise Price: $465.00	26,256,680	565	468,950
Microsoft Corp., Expiration: 8/7/2026; Exercise Price: $462.50	6,970,800	150	147,375
Microsoft Corp., Expiration: 9/18/2026; Exercise Price: $400.01	113,159,320	2,435	16,850,298
			18,637,723

TOTAL PURCHASED OPTIONS (Cost $5,965,872)			18,637,723

SHORT-TERM INVESTMENTS - 90.3%
Money Market Funds - 3.2%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		3,619,545	3,619,545

U.S. Treasury Bills - 87.1%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)		$29,887,000	29,878,047
U.S. Treasury Bill, 9/3/2026, 3.35%(f)		14,260,000	14,215,671
U.S. Treasury Bill, 10/15/2026, 3.60%(f)		11,760,000	11,672,423
U.S. Treasury Bill, 12/10/2026, 3.77%(f)		18,489,000	18,240,057
U.S. Treasury Bill, 2/18/2027, 3.83%(f)		24,993,000	24,474,156
			98,480,354

TOTAL SHORT-TERM INVESTMENTS (Cost $102,084,192)			102,099,899

TOTAL INVESTMENTS - 106.8% (Cost $108,050,064)			$120,737,622
Liabilities in Excess of Other Assets - (6.8)%			(7,732,304)
TOTAL NET ASSETS - 100.0%			$113,005,318

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.

YieldMax MSFT Option Income Strategy ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (3.8)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (3.1)%
Microsoft Corp., Expiration: 8/7/2026; Exercise Price: $457.50	$(52,048,640)	(1,120)	$(1,433,600)
Microsoft Corp., Expiration: 8/7/2026; Exercise Price: $455.00	(27,883,200)	(600)	(879,000)
Microsoft Corp., Expiration: 8/7/2026; Exercise Price: $452.50	(33,227,480)	(715)	(1,185,112)
			(3,497,712)

Put Options - (0.7)%
Microsoft Corp., Expiration: 9/18/2026; Exercise Price: $400.01	(113,159,320)	(2,435)	(745,938)

TOTAL WRITTEN OPTIONS (Premiums received $9,978,763)			$(4,243,650)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.